Borrowings - Additional Information (Detail) (USD $)	1 Months Ended	0 Months Ended				0 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended	0 Months Ended		0 Months Ended				0 Months Ended					0 Months Ended
	Mar. 31, 2013 Loan Agreement	Sep. 12, 2012 WuXi AppTec (Shanghai) Co., Ltd. Loan Agreement	Dec. 31, 2013 WuXi AppTec (Shanghai) Co., Ltd. Loan Agreement	Dec. 31, 2013 Term Note AppTec	Feb. 13, 2003 Term Note AppTec Installment	Jan. 24, 2011 Revolving Credit Facility	Jan. 28, 2010 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Dec. 30, 2011 Revolving Credit Facility	Dec. 31, 2013 Revolving Credit Facility Standby Letters of Credit	Nov. 29, 2013 Revolving Credit Facility AppTec	Dec. 31, 2013 Revolving Credit Facility AppTec	Nov. 26, 2012 Revolving Credit Facility AppTec Holding	Dec. 31, 2013 Revolving Credit Facility AppTec Holding	Dec. 31, 2012 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2013 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd. Standby Letters of Credit	Jan. 05, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd. U.S Dollar Denominated Debt	Jul. 11, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd. U.S Dollar Denominated Debt	Jul. 16, 2013 Revolving Credit Facility WuXi AppTec Shanghai, Wuhan, and Biotechnology Co, Ltd	Sep. 10, 2012 Revolving Credit Facility WuXi AppTec Shanghai, Wuhan, and Biotechnology Co, Ltd	Dec. 31, 2013 Revolving Credit Facility WuXi AppTec Shanghai, Wuhan, and Biotechnology Co, Ltd	Dec. 31, 2012 Revolving Credit Facility WuXi AppTec Shanghai, Wuhan, and Biotechnology Co, Ltd	Feb. 07, 2013 Revolving Credit Facility Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2013 Revolving Credit Facility Shanghai SynTheAll PharmaTech Co., Ltd.	Jan. 28, 2010 Revolving Credit Facility Minimum	Dec. 31, 2013 Revolving Credit Facility Minimum AppTec Holding	Dec. 31, 2013 Revolving Credit Facility Maximum AppTec Holding	Nov. 30, 2012 Promissory Notes AppTec Holding	Dec. 31, 2012 Promissory Notes Minimum AppTec Holding	Dec. 31, 2012 Promissory Notes Maximum AppTec Holding
Debt Instrument [Line Items]
Line of credit facility, maturity period		2 years				1 year	1 year				1 year		1 year						1 year	1 year			1 year
Line of credit facility, maximum borrowing capacity	$ 30,000,000	$ 4,300,000					$ 20,000,000		$ 25,000,000		$ 20,000,000		$ 25,000,000				$ 7,500,000		$ 40,000,000	$ 15,000,000			$ 16,400,000					$ 20,000,000
Line of credit facility, interest rate description	2% per annum over LIBOR or market rate	The interest rate was based on three-month Libor plus 2.75% and is reset every three months based on the prevailing rate					The interest rate for each drawdown was based on the London Interbank Offered Rate ("Libor") for the corresponding period on the drawdown date plus 2.5%.				The interest rate for each drawdown is based on Libor rates prevailing as of the period of drawdown plus 1.25%.									The interest rate of each drawdown was based on Libor for the corresponding period on the drawdown date plus 3.0%.			The interest rate for each drawdown is based on Libor rates prevailing as of the period of drawdown plus a market rate mutually agreed upon.					The interest rate is based on the three-month Eurodollar Rate plus 2.5%
Line of credit facility, margin rate	2.00%	2.75%					2.50%				1.25%		2.50%				2.50%			3.00%								2.50%
Line of credit facility covenant, required net assets																									150,000,000
Line of credit facility, management fee						0.20%
Line of credit facility average interest rate			3.30%					3.21%							4.06%						2.42%	2.37%		2.51%
Line of credit facility, amended maximum borrowing capacity																		12,500,000
Line of credit facility, amount drawn														25,000,000							14,600,000			10,900,000
Line of credit, guarantee										20,000,000
Debt Instrument, principal amount					3,800,000
Debt Instrument, number of consecutive periodic payment					180
Debt Instrument, interest rate					4.00%
Long-term debt				1,400,000
Net asset of subsidiaries																										400,000,000			400,000,000
Aggregate indebtedness of subsidiaries company																											50,000,000			50,000,000
Line of credit facility, amount drawn												$ 20,000,000
Line of Credit guarantee fee																0.2